LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LEASES
Schedule of operating lease ROU assets and lease liabilities
	(in thousands)
	June 30, 2023	December 31, 2022
Operating Lease Right-of-Use Assets	$12,946	$13,946
Operating Lease Liabilities	$14,437	$15,084

	(in thousands)
	December 31, 2022	December 31, 2021
Operating Lease Right-of-Use Assets	$13,946	$23,978
Operating Lease Liabilities	$15,084	$23,950

Schedule of maturities of operating lease liabilities
Year Ending December 31,	(in thousands)
2023	$2,722
2024	2,817
2025	2,353
2026	1,891
2027	1,831
Thereafter	8,934
Total Lease Payments	20,548
Less: Discount	(5,464)
Total Operating Lease Liabilities	$15,084

Operating lease costs
	Six Months Ended
	June 30, 2023	June 30, 2022
Weighted Average Remaining Lease Term (Years)	8.0	5.7
Weighted Average Discount Rate	11.7%	11.4%

	December 31, 2022	December 31, 2021
Weighted Average Remaining Lease Term (Years)	8.50	9.20
Weighted Average Discount Rate	11.7%	11.5%